Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Cresco Labs Inc.
Entity Central Index Key	0001832928
Entity File Number	000-56241
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	400 W Erie St Suite 110
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	60654
Entity Address, Country	IL
City Area Code	312
Local Phone Number	929-0993
Audited Annual Financial Statements	true
Annual Information Form	true
Entity Tax Identification Number	98-1505364
Auditor Name	Marcum LLP
Auditor Firm ID	688
Auditor Location	Chicago, IL, USA
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	400 W Erie St Suite 110
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	929-0993
Contact Personnel Name	Cresco Labs Inc.
Entity Address, State or Province	IL
Special Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	63,868,296
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	207,033,270
Proportionate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	103,336
Super Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	500,000